Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment	12 Months Ended
Dec. 31, 2022
Laboratory equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment [Line Items]
Useful life measured property and equipment	5 years
Greenhouse equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment [Line Items]
Useful life measured property and equipment	4 years	[1]
Greenhouse equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment [Line Items]
Useful life measured property and equipment	10 years	[1]
Computer equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment [Line Items]
Useful life measured property and equipment	3 years
Office furniture [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment [Line Items]
Useful life measured property and equipment	17 years
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment [Line Items]
Useful life measured property and equipment		[2]
Electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment [Line Items]
Useful life measured property and equipment	7 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives property and equipment [Line Items]
Useful life measured property and equipment	7 years

[1]	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.
[2]	Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or useful economic life.